Transactions with Related Parties (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Related Party Transaction [Line Items]
Management Fee Payable, Remainder of 2021	$ 10,309,000		$ 10,309,000
Management Fee Payable, 2022	20,877,000		20,877,000
Management Fee Payable, 2023	20,479,000		20,479,000
Management Fee Payable, 2024	20,479,000		20,479,000
Management Fee Payable, 2025	20,018,000		20,018,000
Management Fee Payable, 2026 to 2031	101,748,000		101,748,000
Due to related parties	4,685,000		4,685,000		$ 4,003,000
Due from related parties	22,405,000		22,405,000		20,786,000
Tsakos Columbia Shipmanagement SA [Member]
Related Party Transaction [Line Items]
Management fees	488,000	$ 255,000	1,014,000	$ 626,000
Due from related parties	22,405,000		22,405,000		20,693,000
Vessels chartered in or chartered out on a bare-boat basis [Member]
Related Party Transaction [Line Items]
Monthly fee for supervisory services			20,400
Tsakos Energy Management Limited [Member]
Related Party Transaction [Line Items]
Management fees	5,100,000	5,076,000	10,204,000	10,204,000
Management incentive award			0	1,500,000
Supervisory services expenses	122,000	184,000	245,000	371,000
Due to related parties	$ 63,000	93,000	$ 63,000	93,000
TCM Tsakos Maritime Philippines [Member] | Tsakos Columbia Shipmanagement SA [Member]
Related Party Transaction [Line Items]
Ownership percentage	25.00%		25.00%
Tsakos Shipping And Trading SA [Member]
Related Party Transaction [Line Items]
Management fees	$ 1,715,000	2,389,000	$ 3,448,000	4,629,000
Due to related parties	1,445,000		$ 1,445,000		1,376,000
Commissions On Charter Hire Agreements			1.25%
Accrued liabilities	318,000		$ 318,000		317,000
Tsakos Shipping And Trading SA [Member] | Potential Charge [Member]
Related Party Transaction [Line Items]
Brokerage commission amount			200,000
Tsakos Shipping And Trading SA [Member] | Caribbean Voyager and Mediterranean Voyager [Member]
Related Party Transaction [Line Items]
Payment for the cost of design and supervision services for newbuildings			0	500,000
Panamax Tanker Maya [Member]
Related Party Transaction [Line Items]
Brokerage commission amount			96,000
Silia T and handysize Didimon [Member]
Related Party Transaction [Line Items]
Brokerage commission amount				245,000
Argosy Insurance Company Limited [Member]
Related Party Transaction [Line Items]
Due to related parties	2,707,000		2,707,000		2,190,000
General Insurance Expense	2,599,000	2,472,000	4,791,000	4,727,000
Accrued Insurance, Current	298,000		298,000		1,000
Air Mania Travel [Member]
Related Party Transaction [Line Items]
Due to related parties	470,000		470,000		$ 437,000
General Services Costs	$ 1,443,000	$ 319,000	$ 2,276,000	$ 1,298,000